CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock [Member]		Additional Paid in Capital [Member]		Retained Earnings/ (Accumulated Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2017		$ 0	$ 575			$ 24,425		$ (2,784)	$ 22,216
Beginning Balance (in shares) at Dec. 31, 2017		0	5,750,000
Net loss		$ 0	$ 0			0		1,679,963	1,679,963
Ending Balance at Dec. 31, 2018		$ 95	$ 520	$ 0	[1]	3,322,214		1,677,179	5,000,008
Ending Balance (in shares) at Dec. 31, 2018		951,675	5,200,000	307,831	[1]
Change in value of common stock subject to possible redemption		$ (7)	$ 0			(743,332)		0	(743,339)
Change in value of common stock subject to possible redemption (in shares)		(73,598)	0
Net loss		$ 0	$ 0			0		743,340	743,340
Ending Balance at Mar. 31, 2019		$ 88	$ 520			2,578,882		2,420,519	5,000,009
Ending Balance (in shares) at Mar. 31, 2019		878,077	5,200,000
Beginning Balance at Dec. 31, 2018		$ 95	$ 520	$ 0	[1]	3,322,214		1,677,179	5,000,008
Beginning Balance (in shares) at Dec. 31, 2018		951,675	5,200,000	307,831	[1]
Net loss		$ 0	$ 0			0		2,610,824	2,610,824
Ending Balance at Dec. 31, 2019		$ 69	$ 520	$ 0	[1]	711,409		4,288,003	5,000,001
Ending Balance (in shares) at Dec. 31, 2019		693,177	5,200,000	345,431	[1]
Change in value of common stock subject to possible redemption		$ 65	$ 0			2,590,817		0	2,590,882
Change in value of common stock subject to possible redemption (in shares)		644,895	0
Net loss		$ 0	$ 0			0		(2,590,879)	(2,590,879)
Ending Balance at Mar. 31, 2020		$ 134	$ 520			3,302,226		1,697,124	5,000,004
Ending Balance (in shares) at Mar. 31, 2020		1,338,072	5,200,000
Beginning Balance at Dec. 31, 2019		$ 69	$ 520	$ 0	[1]	711,409		$ 4,288,003	5,000,001
Beginning Balance (in shares) at Dec. 31, 2019		693,177	5,200,000	345,431	[1]
Net loss									(132,670,000)
Ending Balance at Dec. 31, 2020				$ 6,000	[1]	$ 548,975,000	[1]		$ 31,944,000	[2]
Ending Balance (in shares) at Dec. 31, 2020	[1]			59,901,306

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[2]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.